UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund:  BlackRock Short-Term Bond Fund of
                 BlackRock Short-Term Bond Series, Inc.
               Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock Short-Term Bond Fund
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                Beneficial
                 Interest
                   (000)           Mutual Fund                                                  Value
---------------------------------------------------------------------------------------------------------
                 $522,677          Short-Term Bond Master Portfolio of Short-Term           $ 644,201,937
                                   Bond Master LLC
---------------------------------------------------------------------------------------------------------
                                   Total Investments  (Cost - $670,494,112) - 100.4%          644,201,937

                                   Liabilities in Excess of Other Assets - (0.4)%              (2,540,169)
                                                                                            -------------
                                   Net Assets - 100.0%                                      $ 641,661,768
                                                                                            =============

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
      --------------------------------------------------------------------------
      Valuation                                                   Investments in
       Inputs                                                       Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                      $ 644,201,937
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 644,201,937
                                                                   =============

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                Asset-Backed Securities                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                ACE Securities Corp. Series 2006-FM2 Class A2A, 2.522%,
                                8/25/36 (a)                                                            $       3,960  $   3,598,382
                                AEP Texas Central Transition Funding Series 2006-A Class
                                A2, 4.98%, 7/01/15                                                             6,425      6,505,000
                                Aegis Asset Backed Securities Trust Series 2006-1 Class A1,
                                2.552%, 1/25/37 (a)                                                            2,432      2,379,198
                                American Express Issuance Trust Series 2008-2 Class A,
                                4.02%, 1/18/11                                                                 5,475      5,485,321
                                Ameriquest Mortgage Securities, Inc. Series 2004-FR1
                                Class A5, 4.455%, 5/25/34 (a)                                                  7,781      7,468,599
                                Asset Backed Funding Certificates Series 2006-OPT2 Class
                                A3A, 2.532%, 10/25/36 (a)                                                      1,831      1,781,697
                                Bank of America Credit Card Trust Series 2007-A7 Class
                                A7, 2.488%, 8/15/12 (a)(b)                                                     5,350      5,258,429
                                Capital Auto Receivables Asset Trust Series 2004-2 Class
                                D, 5.82%, 5/15/12                                                              1,250      1,236,644
                                Chase Manhattan Auto Owner Trust Series 2005-A Class
                                A3, 3.87%, 6/15/09                                                                12         12,327
                                Citibank Credit Card Issuance Trust Series 2006-A2 Class
                                A2, 4.85%, 2/10/11                                                             6,900      6,940,299
                                Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3
                                Class A3A, 2.532%, 5/25/37 (a)                                                 7,334      6,853,295
                                Countrywide Asset Backed Certificates Series 2004-13
                                Class AF3, 3.989%, 2/25/31 (a)                                                   362        359,835
                                Countrywide Asset Backed Certificates Series 2006-20
                                Class 2A1, 2.522%, 4/25/37 (a)                                                 2,180      2,102,703
                                Daimler Chrysler Auto Trust Series 2006-C Class A3, 5.02%,
                                7/08/10                                                                        3,926      3,951,256
                                First Horizon Asset Backed Securities Trust Series 2004-
                                HE4 Class A2, 4.07%, 7/25/19                                                   1,922      1,816,579
                                Ford Credit Auto Owner Trust Series 2005-B Class A4,
                                4.38%, 1/15/10                                                                 1,828      1,828,884
                                Ford Credit Auto Owner Trust Series 2008-A Class A3A,
                                3.96%, 4/15/12                                                                 7,825      7,654,306
                                GCO Slims Trust Series 2006-1A Class NOTE, 5.72%,
                                3/01/22 (b)                                                                    4,345      3,693,221
                                GSAA Trust Series 2004-10 Class AF2, 4.22%, 8/25/34 (a)                        1,171      1,140,287
                                GSAMP Trust Series 2005-AHL Class A3, 2.812%,
                                4/25/35 (a)                                                                    2,028      1,853,459
                                HSI Asset Securitization Corp. Trust Series 2006-HE1 Class
                                2A1, 2.522%, 10/25/36 (a)                                                      2,802      2,636,410
                                Honda Auto Receivables Owner Trust Series 2006-1 Class
                                A3, 5.07%, 2/18/10                                                               763        766,534
                                Honda Auto Receivables Owner Trust Series 2006-3 Class
                                A3, 5.12%, 10/15/10                                                            3,932      3,959,619

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                Asset-Backed Securities                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                JPMorgan Mortgage Acquisition Corp. Series 2007-CH5
                                Class A2, 2.522%, 11/25/29 (a)                                         $       6,037  $   5,596,587
                                Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A,
                                2.512%, 1/25/37 (a)                                                            2,830      2,715,706
                                Morgan Stanley ABS Capital I Series 2007-HE6 Class A1,
                                2.532%, 5/25/37 (a)                                                            4,931      4,628,116
                                Morgan Stanley ABS Capital I Series 2007-HE6 Class A1,
                                2.532%, 5/25/37 (a)(c)                                                        16,400      1,801,212
                                National Collegiate Student Loan Trust Series 2005-GT1
                                Class AIO, 6.75%, 12/25/09 (c)                                                33,293      2,671,221
                                PG&E Energy Recovery Funding LLC Series 2005-1 Class
                                A4, 4.37%, 6/25/14                                                             3,520      3,510,036
                                Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                Class AF3, 4.142%, 5/25/35 (a)                                                   940        931,450
                                Residential Asset Mortgage Products, Inc. Series 2003-RZ3
                                Class A6, 3.40%, 3/25/33                                                       8,665      7,486,555
                                SLM Student Loan Trust Series 2002-1 Class A2, 2.91%,
                                4/25/17 (a)                                                                    2,555      2,531,284
                                SLM Student Loan Trust Series 2002-4 Class A4, 2.916%,
                                3/15/17 (a)                                                                    4,147      4,082,345
                                SLM Student Loan Trust Series 2005-8 Class A2, 2.89%,
                                7/25/22 (a)                                                                    5,750      5,679,812
                                SLM Student Loan Trust Series 2008-5 Class A2, 3.90%,
                                10/25/16 (a)                                                                   8,775      8,785,530
                                SLM Student Loan Trust Series 2008-5 Class A3, 4.10%,
                                1/25/18 (a)                                                                    8,775      8,959,363
                                Securitized Asset Backed Receivables LLC Trust Series
                                2007-NC2 Class A2A, 2.512%, 1/25/37 (a)                                        2,853      2,681,838
                                Soundview Home Equity Loan Trust Series 2003-2 Class
                                A2, 3.249%, 11/25/33 (a)                                                       5,707      4,494,874
                                Soundview Home Equity Loan Trust Series 2007-OPT3
                                Class 2A1, 2.532%, 8/25/37 (a)                                                 3,137      2,953,211
                                USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%,
                                9/15/10 (b)                                                                    2,101      2,112,678
                                WFS Financial Owner Trust Series 2004-4 Class A4, 3.44%,
                                5/17/12                                                                        6,178      6,144,762
                                Wells Fargo Home Equity Trust Series 2007-2 Class A1,
                                2.562%, 4/25/37 (a)                                                            4,012      3,764,916
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Asset-Backed Securities - 25.0%                                                   160,813,780
-----------------------------------------------------------------------------------------------------------------------------------

Industry                        Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                 American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12                           489        443,385
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.8%          Deutsche Bank AG, 5.375%, 10/12/12                                             1,790      1,799,900
                                Lehman Brothers Holdings, Inc., 3.233%, 5/25/10 (a)(d)                         1,605      1,466,394
                                Morgan Stanley, 5.625%, 1/09/12                                                2,043      2,006,606
                                                                                                                      -------------
                                                                                                                          5,272,900
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
Industry                        Corporate Bonds                                                                (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%         Wachovia Corp., 6.15%, 3/15/09                                         $       1,500  $   1,487,362
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -      Cisco Systems, Inc., 3.158%, 2/20/09 (a)                                         955        955,611
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%         HSBC Finance Corp., 4.125%, 12/15/08                                           3,500      3,497,368
                                SLM Corp. Series A, 4%, 1/15/09                                                2,055      2,039,526
                                                                                                                      -------------
                                                                                                                          5,536,894
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           Citigroup, Inc., 5.30%, 10/17/12                                               1,850      1,777,596
Services - 2.7%                 General Electric Capital Corp., 3.369%, 11/01/12 (a)                          10,350      9,942,562
                                General Electric Capital Corp. Series A, 3.75%, 12/15/09                       2,700      2,717,458
                                JPMorgan Chase & Co., 4.75%, 5/01/13                                           3,000      2,892,111
                                                                                                                      -------------
                                                                                                                         17,329,727
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                     AT&T, Inc., 4.125%, 9/15/09                                                    1,810      1,820,203
Services - 1.4%                 AT&T, Inc., 4.95%, 1/15/13                                                     3,250      3,249,555
                                Qwest Corp., 6.069%, 6/15/13 (a)                                                 250        231,250
                                Telecom Italia Capital SA, 4%, 11/15/08                                        2,250      2,249,955
                                Telefonica Emisiones SAU, 5.984%, 6/20/11                                      1,275      1,294,877
                                                                                                                      -------------
                                                                                                                          8,845,840
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%       Florida Power Corp., 6.65%, 7/15/11                                            1,325      1,407,166
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%            Kraft Foods, Inc., 5.625%, 8/11/10                                             1,115      1,145,514
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%                Metropolitan Life Global Funding I, 5.125%, 4/10/13 (b)                        3,715      3,681,249
                                ZFS Finance (USA) Trust I, 6.15%, 12/15/65 (a)(b)                              1,125        962,415
                                ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(b)                             1,900      1,612,340
                                                                                                                      -------------
                                                                                                                          6,256,004
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                    British Sky Broadcasting Group Plc, 8.20%, 7/15/09                             2,825      2,929,152
                                Comcast Corp., 4.677%, 7/14/09 (a)                                             1,470      1,458,524
                                News America, Inc., 6.75%, 1/09/38                                             1,220      1,246,465
                                Time Warner Cable, Inc., 6.20%, 7/01/13                                        3,600      3,671,309
                                                                                                                      -------------
                                                                                                                          9,305,450
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.8%          CenterPoint Energy Transition Bond Co. LLC Series A-2,
                                4.97%, 8/01/14                                                                 6,350      6,472,301
                                Dominion Resources, Inc. Series D, 5.125%, 12/15/09                            2,000      2,028,642
                                Energy East Corp., 6.75%, 6/15/12                                              2,650      2,777,770
                                                                                                                      -------------
                                                                                                                         11,278,713
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -   Anadarko Petroleum Corp., 3.20%, 9/15/09 (a)                                   2,475      2,454,272
1.9%                            Conoco Funding Co., 6.35%, 10/15/11                                            6,775      7,224,013
                                Transcontinental Gas Pipe Line Corp. Series B, 8.875%,
                                7/15/12                                                                          180        199,733
                                XTO Energy, Inc., 5%, 8/01/10                                                  2,180      2,197,630
                                                                                                                      -------------
                                                                                                                         12,075,648
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%          GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13                                  3,505      3,531,091
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment          Nationwide Health Properties, Inc., 7.60%, 11/20/28                            1,400      1,569,599
(REITs) - 0.6%                  Nationwide Health Properties, Inc., 6.59%, 7/07/38                             1,400      1,457,364
                                Rouse Co. LP, 3.625%, 3/15/09                                                    815        786,820
                                                                                                                      -------------
                                                                                                                          3,813,783
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication      Vodafone Group Plc, 3.369%, 2/27/12 (a)                                        2,525      2,374,788
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Corporate Bonds - 14.2%                                                            91,059,876
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                U.S. Government Obligations                                                    (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                Freddie Mac, 5.75%, 1/15/12                                            $      40,500  $  43,152,953
                                U.S. Treasury Notes, 2.625%, 5/31/10                                          82,165     82,665,713
                                U.S. Treasury Notes, 3.875%, 5/15/18                                           3,150      3,168,456
-----------------------------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Obligations - 20.0%                                               128,987,122
-----------------------------------------------------------------------------------------------------------------------------------

                                U.S. Government Agency Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                Fannie Mae Guaranteed Pass-Through Certificates:
                                4.65%, 2/01/35 (a)                                                             1,753      1,777,779
                                5.50%, 11/01/17 - 9/15/38 (e)                                                 22,930     22,966,925
                                6.00%, 9/15/38 (e)                                                             8,000      8,077,504
                                6.50%, 8/1/32 - 8/1/34                                                         3,218      3,342,448
                                7.50%, 9/01/35                                                                 2,674      2,878,231
                                8.00%, 7/01/27 - 11/01/32                                                      2,497      2,697,751
                                Freddie Mac Mortgage Participation Certificates (a):
                                4.428%, 4/01/35                                                                1,977      1,982,811
                                4.627%, 4/01/35                                                                4,759      4,732,009
                                5.794%, 11/01/36                                                               4,104      4,189,415
                                6.029%, 11/01/36                                                              11,844     12,059,731
                                Ginnie Mae MBS Certificates, 4.75%, 11/20/34 (a)                               2,801      2,810,135
-----------------------------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Mortgage-Backed Securities - 10.5%                                                       67,514,739
-----------------------------------------------------------------------------------------------------------------------------------

                                U.S. Government Agency Mortgage-Backed Securities -
                                Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (c)                          14,557      3,813,370
                                Fannie Mae Trust Series 377 Class 2, 5%, 10/01/36 (c)                          5,734      1,523,842
                                Fannie Mae Trust Series 2003-17 Class QR, 4.50%,
                                11/25/25                                                                       1,092      1,091,379
                                Fannie Mae Trust Series 2003-67 Class GL, 3%, 1/25/25                            848        844,964
                                Fannie Mae Trust Series 2006-M2 Class A1A, 4.855%,
                                8/25/16 (a)                                                                    3,294      3,381,337
                                Fannie Mae Trust Series 2006-25 Class TA, 6%, 11/25/29                         4,806      4,888,920
                                Fannie Mae Trust Series 2007-22 Class SD, 4.008%,
                                3/25/37 (a)(c)                                                                17,121      1,452,360
                                Fannie Mae Trust Series 2007-60 Class AX, 4.678%,
                                7/25/37 (a)(c)                                                                 9,310        859,165
                                Fannie Mae Trust Series 2008-5 Class LS, 3.778%,
                                2/25/38 (a)(c)                                                                 5,428        399,428
                                Freddie Mac Multiclass Certificates Series 3249 Class SM,
                                4.136%, 12/15/36 (a)(c)                                                        8,318        729,798
                                Freddie Mac Multiclass Certificates Series 3439 Class SB,
                                4.286%, 4/15/38 (a)(c)                                                         9,673        986,410
-----------------------------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency Mortgage-Backed Securities -
                                Collateralized Mortgage Obligations - 3.1%                                               19,970,973
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                Non-Government Agency Mortgage-Backed Securities                               (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage         American Home Mortgage Assets Series 2006-6 Class A1A,
Obligations - 23.1%             2.662%, 12/25/46 (a)                                                   $       7,997  $   4,865,631
                                American Home Mortgage Investment Trust Series 2006-3
                                Class 11A1, 2.652%, 12/25/46 (a)                                               7,952      4,874,290
                                Bank of America Funding Corp. Series 2006-I Class 1A1,
                                4.599%, 12/20/36 (a)                                                           5,643      5,023,576
                                Bank of America Mortgage Securities Inc. Series 2003-J
                                Class 2A1, 4.075%, 11/25/33 (a)                                                2,420      2,368,144
                                Bank of America Mortgage Securities Inc. Series 2006-B
                                Class 3A1, 6.143%, 11/20/36 (a)                                                4,879      3,976,466
                                BlackRock Capital Finance LP Series 1997-R2 Class AP,
                                1.32%, 12/25/35 (a)(b)(f)                                                         58         57,644
                                Countrywide Alternative Loan Trust Series 2005-56 Class
                                1A1, 3.202%, 11/25/35 (a)                                                      5,095      3,333,164
                                Countrywide Home Loan Mortgage Pass-Through Trust
                                Series 2005-HYB8 Class 2A1, 5.188%, 12/20/35 (a)                               3,622      2,462,999
                                Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series
                                2006-AF1 Class A1, 2.552%, 4/25/36 (a)                                           746        712,276
                                GMAC Mortgage Corp. Loan Trust Series 2003-J10 Class
                                A1, 4.75%, 1/25/19                                                             7,892      7,611,320
                                GSR Mortgage Loan Trust Series 2005-AR1 Class 2A1,
                                4.916%, 1/25/35 (a)                                                            8,221      6,489,463
                                GSR Mortgage Loan Trust Series 2007-AR1 Class 2A1,
                                5.997%, 3/25/37 (a)                                                               81         63,551
                                Harborview Mortgage Loan Trust Series 2006-11 Class A1A,
                                3.20%, 12/19/36 (a)                                                            3,763      1,994,364
                                Homebank Mortgage Trust Series 2005-3 Class A1, 2.712%,
                                7/25/35 (a)                                                                    6,989      6,072,841
                                Indymac Index Mortgage Loan Trust Series 2006-AR41
                                Class A3, 2.652%, 2/25/37 (a)                                                  3,147      1,954,185
                                JPMorgan Mortgage Trust Series 2007-A1 Class 2A1,
                                4.768%, 7/25/35 (a)                                                            6,105      5,865,715
                                Luminent Mortgage Trust Series 2006-7 Class 1A1, 2.652%,
                                12/25/36 (a)                                                                   3,885      2,175,355
                                Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                6.92%, 11/25/34 (a)(b)                                                           126         82,049
                                Permanent Financing Plc Series 5 Class 3A, 2.977%,
                                6/10/34 (a)                                                                    7,100      7,017,108
                                Permanent Master Issue Plc Series 2007-1 Class 2A1,
                                4.31%, 1/15/16 (a)                                                             4,785      4,644,943
                                Residential Accredit Loans, Inc. Series 2006-QA9 Class A1,
                                2.652%, 11/25/36 (a)                                                           3,722      2,315,635
                                Residential Asset Securitization Trust Series 2005-A5 Class
                                A12, 2.772%, 5/25/35 (a)                                                       2,933      2,525,414
                                Salomon Brothers Mortgage Securities VI, Inc. Series 1986-
                                1 Class A, 6%, 12/25/11                                                            8          7,514

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                Non-Government Agency Mortgage-Backed Securities                               (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                Structured Mortgage Asset Residential Trust Series 1991-1
                                Class H, 8.25%, 6/25/22                                                $           5  $       5,178
                                SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-
                                2 Class 3A3, 5.716%, 4/25/37 (a)                                               5,916      5,020,392
                                Thornburg Mortgage Securities Trust Series 2005-4 Class
                                A4, 2.672%, 12/25/45                                                           5,087      5,061,700
                                Thornburg Mortgage Securities Trust Series 2006-4 Class
                                A2B, 2.592%, 7/25/36                                                           1,909      1,808,835
                                Thornburg Mortgage Securities Trust Series 2007-1 Class
                                A2B, 2.572%, 3/25/37                                                           3,286      3,086,611
                                Thornburg Mortgage Securities Trust Series 2007-2 Class
                                A2A, 2.602%, 6/25/37                                                           3,263      3,052,556
                                WaMu Mortgage Pass-Through Certificates Series 2000-1
                                Class B1, 2.872%, 1/25/40 (a)                                                      4          1,283
                                WaMu Mortgage Pass-Through Certificates Series 2004-AR3
                                Class A1, 3.918%, 6/25/34 (a)                                                 12,866     11,984,329
                                WaMu Mortgage Pass-Through Certificates Series 2005-
                                AR12 Class 1A6, 4.835%, 10/25/35 (a)                                           7,175      6,560,034
                                WaMu Mortgage Pass-Through Certificates Series 2006-
                                AR12 Class 1A4, 6.069%, 10/25/36 (a)                                           5,990      4,850,596
                                WaMu Mortgage Pass-Through Certificates Series 2007-HY3
                                Class 4A1, 5.349%, 3/25/37 (a)                                                 6,965      5,850,957
                                Walsh Acceptance Series 1997-2 Class A, 4.50%,
                                3/01/27 (a)                                                                       40          5,033
                                Wells Fargo Mortgage Backed Securities Trust Series 2004-
                                3 Class A1, 4.75%, 4/25/19                                                     7,403      6,968,050
                                Wells Fargo Mortgage Backed Securities Trust Series 2006-
                                AR8 Class 2A1, 5.241%, 4/25/36 (a)                                             7,521      6,863,773
                                Wells Fargo Mortgage Backed Securities Trust Series 2006-
                                AR10 Class 2A1, 5.643%, 7/25/36 (a)                                            5,737      4,302,627
                                Wells Fargo Mortgage Backed Securities Trust Series 2007-
                                8 Class 2A7, 6%, 7/25/37                                                       7,450      7,160,258
                                                                                                                      -------------
                                                                                                                        149,075,859
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed      Bank of America Commercial Mortgage, Inc. Series 2000-1
Securities - 12.6%              Class A2A, 7.333%, 11/15/31 (a)(g)                                             3,290      3,340,054
                                CS First Boston Mortgage Securities Corp. Series 1999-C1
                                Class A2, 7.29%, 9/15/41                                                       3,599      3,655,239
                                CS First Boston Mortgage Securities Corp. Series 2002-
                                CKS4 Class A1, 4.485%, 11/15/36                                                2,550      2,505,080
                                CS First Boston Mortgage Securities Corp. Series 2003-
                                CPN1 Class ASP, 1.584%, 3/15/35 (a)(c)                                        62,178      1,203,644
                                CS First Boston Mortgage Securities Corp. Series 2004-C3
                                Class A2, 3.913%, 7/15/36                                                      1,514      1,507,209
                                Chase Commercial Mortgage Securities Corp. Series 1999-
                                2 Class A2, 7.198%, 1/15/32                                                    3,642      3,717,621

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                                Non-Government Agency Mortgage-Backed Securities                               (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                Chase Manhattan Bank-First Union National Bank Series
                                1999-1 Class A2, 7.439%, 8/15/31 (a)                                   $       4,080  $   4,144,962
                                Citigroup Commercial Mortgage Trust Series 2007-C6 Class
                                A4, 5.889%, 12/10/49 (a)                                                       7,600      6,919,093
                                Commercial Mortgage Acceptance Corp. Series 1999-C1
                                Class A2, 7.03%, 6/15/31                                                       2,447      2,469,452
                                GE Capital Mall Finance Corp. Series 1998-1A Class A2,
                                6.32%, 9/13/28                                                                 4,955      4,947,715
                                GMAC Commercial Mortgage Securities, Inc. Series 1999-
                                C1 Class A2, 6.175%, 5/15/33 (a)                                               2,243      2,243,933
                                Greenwich Capital Commercial Funding Corp. Series 2002-
                                C1 Class XP, 2.059%, 1/11/35 (a)(c)                                           37,280        865,897
                                JPMorgan Chase Commercial Mortgage Securities Corp.
                                Series 2001-CIBC Class A3, 6.26%, 3/15/33                                     12,015     12,198,497
                                LB Commercial Conduit Mortgage Trust Series 1999-C1
                                Class A2, 6.78%, 6/15/31                                                      12,235     12,309,702
                                LB-UBS Commercial Mortgage Trust Series 2002-C4 Class
                                XCP, 1.475%, 10/15/35 (a)(c)                                                  65,292        884,527
                                LB-UBS Commercial Mortgage Trust Series 2004-C4 Class
                                A2, 4.567%, 6/15/29 (a)                                                        6,593      6,580,278
                                LB-UBS Commercial Mortgage Trust Series 2004-C7 Class
                                A1, 3.625%, 10/15/29                                                           2,385      2,367,130
                                TIAA Retail Commercial Trust Series 2007-C4 Class A1,
                                5.69%, 8/15/39 (a)                                                             6,023      5,972,413
                                Wachovia Bank Commercial Mortgage Trust Series 2006-
                                C25 Class A4, 5.926%, 5/15/43 (a)                                              3,625      3,410,317
                                                                                                                      -------------
                                                                                                                         81,242,763
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Non-Government Agency
                                Mortgage-Backed Securities - 35.7%                                                      230,318,622
-----------------------------------------------------------------------------------------------------------------------------------

Industry                        Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%          Goldman Sachs Capital III Series F, 3.581% (a)(h)                              3,180      1,930,864
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Capital Trusts - 0.3%                                                               1,930,864
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Long-Term Investments
                                (Cost - $730,190,903) - 108.8%                                                          700,595,976
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                Options Purchased                                                      Contracts (i)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                    Euro-Dollar Future, expiring September 2008 at USD 97.375                        163  $       2,038
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Options Purchased
                                (Cost - $47,111) - 0.0%                                                                       2,038
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments Before Options Written, Investments
                                Sold Short and TBA Sale Commitments
                                (Cost - $730,238,014*) - 108.8%                                                         700,598,014
-----------------------------------------------------------------------------------------------------------------------------------

                                Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                    Euro-Dollar Future, expiring September 2008 at USD 97.875                         81             (4)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options                     Euro-Dollar Future, expiring December 2008 at USD 96.75                          163        (15,187)
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Options Written
                                (Premiums Received - $49,992) - (0.0)%                                                      (15,191)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Par
                                Investments Sold Short                                                         (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                U.S. Treasury Notes, 2.625% due 5/31/10                                $    (92,530)    (93,093,878)
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments Sold Short
                                (Proceeds - $93,144,457) - (14.5)%                                                      (93,093,878)
-----------------------------------------------------------------------------------------------------------------------------------

                                TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                Fannie Mae Guaranteed Pass-Through Certificates, 5.50%,
                                11/01/17 - 9/15/38                                                           (2,500)     (2,471,655)
                                Fannie Mae Guaranteed Pass-Through Certificates, 6.50%,
                                8/01/32 - 8/01/34                                                            (3,200)     (3,295,094)
-----------------------------------------------------------------------------------------------------------------------------------
                                Total TBA Sale Commitments
                                (Proceeds - $5,722,110) - (0.9)%                                                         (5,766,749)
-----------------------------------------------------------------------------------------------------------------------------------
                                Total Investments, Net of Options Written, Investments
                                Sold Short and TBA Sale Commitments
                                (Cost - $631,321,455) - 93.4%                                                           601,722,196

                                Other Assets Less Liabilities - 6.6%                                                     42,479,741
                                                                                                                      -------------
                                Net Assets - 100.0%                                                                   $ 644,201,937
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 730,238,014
                                                                  =============
      Gross unrealized appreciation                               $   3,596,087
      Gross unrealized depreciation                                 (33,236,087)
                                                                  -------------
      Net unrealized depreciation                                 $ (29,640,000)
                                                                  =============

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(d)   Issuer filed for bankruptcy or is in default of interest payments.
(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                       Purchase     Sale     Realized
      Affiliate                          Cost       Cost       Gain       Income
      --------------------------------------------------------------------------
      BlackRock Capital Finance LP
         Series 1997 - R2 Class AP,
         1.32% due 12/25/35               --         --         --         $ 175
      --------------------------------------------------------------------------
(g) All or a portion of security, has been pledged as collateral in connection with open financial futures contracts.
(h)   Security is perpetual in nature and has no stated maturity date.
(i)   One contract represents a notional amount of $2,500.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

o     Swaps contracts outstanding as of August 31, 2008 were as follows:

      ----------------------------------------------------------------------------------
                                                            Notional
                                                             Amount          Unrealized
                                                              (000)         Appreciation
      ----------------------------------------------------------------------------------
      Receive a fixed rate of 7.119% and pay a
      floating rate based on 6-month AUD Bank Bill Rate
         Broker, Deutsche Bank AG London
         Expires October 2012                              AUD    21,555    $    407,160

      Bought credit default protection on
      Dow Jones CDX North America Investment
      Grade Index and pay 1.55%
         Broker, Credit Suisse First Boston
         Expires June 2013                                 USD 3,605,992          77,374

      Bought credit default protection on
      Dow Jones CDX North America Investment Grade
      High Volatility Index 10. V1 and pay 3.50%
         Broker, Lehman Brothers Special Financing
         Expires June 2013                                 USD 9,452,424          88,069

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

o     Swaps contracts outstanding as of August 31, 2008 were as follows:
      --------------------------------------------------------------------------
                                                       Notional
                                                        Amount       Unrealized
                                                         (000)      Appreciation
      --------------------------------------------------------------------------
      Bought credit default protection on
      Dow Jones CDX North America Investment Grade
      High Volatility Index Series 10 and pay 3.5%
         Broker, Deutsche Bank AG London
         Expires June 2013                            USD 2,260,318    $ 18,850

      Receive a fixed rate of 5.4325% and pay a
      floating rate based on 6-month GBP LIBOR
         Broker, Credit Suisse First Boston
         Expires August 2013                          GBP     5,040      65,863
      --------------------------------------------------------------------------
      Total                                                            $657,316
                                                                       =========
o Financial futures contracts purchased as of August 31, 2008 were as follows:

      --------------------------------------------------------------------------------------------
                                                                                      Unrealized
                                                                                     Appreciation
      Contracts       Issue         Exchange     Expiration Date    Face Value      (Depreciation)
      --------------------------------------------------------------------------------------------
          7        Euro Dollar
                   Future           Chicago      June 2010          $  1,687,634    $     (7,284)
          7        Euro Dollar
                   Future           Chicago      September 2010     $  1,683,959          (6,584)
          7        Euro Dollar
                   Future           Chicago      December 2010      $  1,680,459          (5,796)
         40        EuroBobl
                   Future           Eurex        September 2008     $  6,368,068         (19,262)
          3        Euro Bund
                   Future           Eurex        September 2008     $    492,092          10,343
         19        Euro Bund
                   Future           Eurex        December 2008      $  3,179,067          (5,339)
        161        Euro-Schatz
                   Future           Eurex        September 2008     $ 24,337,371          32,054
         40        Long GILT        LIFFE        December 2008      $  8,150,413          10,873
      1,446        2-Year U.S.
                   Treasury Bond    Chicago      September 2008     $304,000,112       3,907,513
      --------------------------------------------------------------------------------------------
      Total                                                                         $  3,916,518
                                                                                    ==============

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

o     Financial futures contracts sold as of August 31, 2008 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                    Unrealized
      Contracts    Issue            Exchange    Expiration Date    Face Value      Depreciation
      -----------------------------------------------------------------------------------------
        33         Euro Dollar
                   Future           Chicago     September 2008     $  7,950,797    $    (66,347)
        33         Euro Dollar
                   Future           Chicago     December 2008      $  7,940,172         (64,390)
        42         Euro Dollar
                   Future           Chicago     March 2009         $ 10,076,206        (112,994)
        26         Euro Dollar
                   Future           Chicago     June 2009          $  6,240,656         (58,819)
        26         Euro Dollar
                   Future           Chicago     September 2009     $  6,232,594         (53,556)
        26         Euro Dollar
                   Future           Chicago     December 2009      $  6,223,569         (44,381)
        37         Euro Dollar
                   Future           Chicago     March 2010         $  8,833,684         (67,129)
        11         Euro Dollar
                   Future           Chicago     March 2011         $  2,627,954          (1,459)
       396         5-Year U.S.
                   Treasury Bond    Chicago     September 2008     $ 44,165,693        (365,744)
       149         10-Year U.S.
                   Treasury Bond    Chicago     September 2008     $ 17,041,778        (344,659)
       400         10-Year U.S.
                   Treasury Bond    Chicago     December 2008      $ 46,175,340         (24,660)
        10         20-Year U.S.
                   Treasury Bond    Chicago     September 2008     $  1,135,205         (46,670)
      -----------------------------------------------------------------------------------------
      Total                                                                        $ (1,250,808)
                                                                                   ============

o     Currency Abbreviations:
      AUD   Australian Dollar
      GBP   British Pound
      USD   U.S. Dollar

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Portfolio's investments:
            --------------------------------------------------------------------
            Valuation        Investments in   Investments Sold   Other Financial
              Inputs           Securities          Short           Instruments*
            --------------------------------------------------------------------
            Level 1                     --                 --      $  2,652,557
            Level 2          $ 694,771,583      $ (93,093,878)          657,316
            Level 3                 57,644                 --                --
            --------------------------------------------------------------------
            Total            $ 694,829,227      $ (93,093,878)     $    309,873
                             ===================================================
            *     Other financial instruments are swaps, futures and options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
            --------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
            --------------------------------------------------------------------
            Balance, as of May 31, 2008                              $   58,018
            Accrued discounts/premiums                                       --
            Realized gain (loss)                                             --
            Change in unrealized appreciation (depreciation)                 (3)
            Net purchases (sales)                                          (371)
            Net transfers in/out of Level 3                                  --
            --------------------------------------------------------------------
            Balance, as of August 31, 2008                           $   57,644
                                                                     ===========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 20, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 20, 2008